Derivatives - Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest rate swap agreement | Derivatives not designated as hedging instrument
Derivative [Line Items]
Other expense, net	$ (899)	$ 4,324	$ 4,341	$ 3,946	$ 3,012